6. Oil and Gas Property Interests	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Oil and Gas Property Interests

Following is the aggregate amount of capitalized costs relating to unproven oil and natural gas producing activities and the aggregate amount of surrendered interests at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011

Balance, beginning of the year	$–	$116,748

Lease and acquisition costs	51,205	–
Geological and geophysical costs		–
Total costs for the year	51,205	–

Surrendered oil and gas property interests		(116,748)

Balance, end of the year	$51,205	$–

Due to the soft market for natural gas, during the year ended December 31, 2011, the Company surrendered all of its rights and obligations to its remaining 22 Alberta Crown and Natural Gas leases prior to each of their anniversary dates. Accordingly, no lease payments were due or paid during 2011 and the Company wrote off the carrying amount of these leases, totalling $116,748. At December 31, 2012, the Company does not have any obligation to make further annual lease payments.

On May 26, 2012 the Company entered into a Property Option Agreement with Premier Exploration (“Optionor”) to obtain an undivided right, title and interest property located in a property in exchange for Fifty Million shares of common stock and Royalty payments equal to Five Percent (5%) based upon the Petroleum Substances in situ within, upon or under the property. The value of the common stock was $0.001 (USD) per share as reflected by the proceeds from the sale of 36 million shares in private placement sales (see note 10) that took place at substantially the same time as the Property Option Agreement. The value of the option agreement is $51,205. Additionally, the Company agrees to additional payments to Optionor and to incur expenditures related to exploration and development. The following is a schedule of the required payments and expenditures:

Completed by:	Option Payment	Required Expenditures
May 26, 2013	$20,000	$100,000
May 26, 2014	40,000	200,000
May 26, 2015	80,000	400,000
May 26, 2016	120,000	600,000
May 26, 2017	120,000	600,000
Total	$380,000	$1,900,000